Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 11,313,124	$ 37,982,720	$ 33,680,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,847,084	17,853,799	17,527,656
Amortization of deferred financing costs	2,664,934	1,008,059	550,327
Accretion of debt premium	(197,873)
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Straight-line rental loss (income), net	466,595	(3,056,430)	(6,388,600)
Rental income from intangible amortization, net	(1,365,836)	(3,681,109)	(2,097,655)
Non-cash stock (unit)-based compensation	1,971,905	1,631,998	406,000
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	1,437,233
Loss on impairment	6,091,721	96,000
Reserve for uncollectible secured loan receivables	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	266,902
Changes in assets and liabilities:
Due from related parties		15,816	10,000
Tenant receivables	(6,103,511)	(317,123)	(365,523)
Other assets	2,596,091	177,666	3,022,578
Accounts payable and accrued expenses	6,146,173	3,357,961	145,652
Tenant security deposits and other liabilities	3,329,333	866,527	1,141,304
Due to related parties			(602,253)
Net cash provided by operating activities	52,088,313	54,680,256	40,042,292
Investing activities
purchase of real estate investments	(181,214,201)	(54,884,043)	(16,375,694)
Proceeds from sales of real estate investments	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments		(9,600,731)
Capital improvements and other developments	(30,769,934)	(7,883,130)	(13,507,673)
Secured loan receivables received from (funded to) others, net	3,417,924	(6,834,568)	(8,609,528)
Net cash used in investing activities	(207,056,211)	(75,116,647)	(38,492,895)
Financing activities
Borrowings of debt	404,928,032	442,789,570	35,651,073
Repayment of debt	(244,832,497)	(482,522,690)	(19,091,756)
Payment of financing costs	(9,607,704)	(10,567,931)	(102,803)
Payment for swap termination		(3,380,160)
Capital contributions	40,419,757	235,342,892
Deferred contribution	35,000,000
Cost of raising capital		(11,475,771)
Proceeds from issuance of warrants			8,399,117
Net proceeds from issuance of Class E Preferred Units			17,898,975
Cash distributions to partners	(19,484,658)	(36,658,452)	(38,122,989)
Cash dividends to stockholders	(23,622,483)
Net cash provided by financing activities	182,800,447	17,923,358	4,631,617
Net increase (decrease) in cash and cash equivalents	27,832,549	(2,513,033)	6,181,014
Cash and cash equivalents:
Beginning of year	13,029,474	15,542,507	9,361,493
End of year	40,862,023	13,029,474	15,542,507
Supplemental cash flow information
Cash paid for interest	29,025,490	20,983,000	27,771,260
Supplemental disclosure of noncash activity
Accrued dividends payable to stockholders	8,383,836	6,092,935
Accrued distributions payable to partners	4,646,091	5,246,840	3,650,000
Write-off of straight-line rent receivable, net	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	35,536	1,392,034
Write-off of deferred financing costs, net	3,806,513	1,235,969
Write-off debt discount		202,307
Class E Preferred Units
Financing activities
Payment for redemption of preferred units		(92,001,451)
Class F Preferred Units
Financing activities
Payment for redemption of preferred units		(23,602,649)
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Operating activities
Net income	11,313,124	37,982,720	33,680,631
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,847,084	17,853,799	17,527,656
Amortization of deferred financing costs	2,664,934	1,008,059	550,327
Accretion of debt premium	(197,873)
Change in fair value of derivatives		(2,931,309)	(6,987,825)
Straight-line rental loss (income), net	466,595	(3,056,430)	(6,388,600)
Rental income from intangible amortization, net	(1,365,836)	(3,681,109)	(2,097,655)
Non-cash stock (unit)-based compensation	1,971,905	1,631,998	406,000
Gain on sale of assets, net	(1,170,991)	(511,552)
Non-cash loss on extinguishment of debt	3,806,513	1,437,233
Loss on impairment	6,091,721	96,000
Reserve for uncollectible secured loan receivables	1,426,149	750,000
Accretion of earn-out provision for previously acquired real estate investments	266,902
Changes in assets and liabilities:
Due from related parties		15,816	10,000
Tenant receivables	(6,103,511)	(317,123)	(365,523)
Other assets	2,596,091	177,666	3,022,578
Accounts payable and accrued expenses	6,146,173	3,357,961	145,652
Tenant security deposits and other liabilities	1,672,037	866,527	1,141,304
Due to related parties			(602,253)
Net cash provided by operating activities	50,431,017	54,680,256	40,042,292
Investing activities
purchase of real estate investments	(181,214,201)	(54,884,043)	(16,375,694)
Proceeds from sales of real estate investments	1,510,000	4,085,825
Payment of earn-out provision for previously acquired real estate investments		(9,600,731)
Capital improvements and other developments	(30,769,934)	(7,883,130)	(13,507,673)
Secured loan receivables received from (funded to) others, net	3,417,924	(6,834,568)	(8,609,528)
Net cash used in investing activities	(207,056,211)	(75,116,647)	(38,492,895)
Financing activities
Borrowings of debt	404,928,032	442,789,570	35,651,073
Repayment of debt	(244,832,497)	(482,522,690)	(19,091,756)
Payment of financing costs	(9,607,704)	(10,567,931)	(102,803)
Payment for swap termination		(3,380,160)
Capital contributions	40,419,757	233,866,121
Deferred contribution	35,000,000
Proceeds from issuance of warrants			8,399,117
Net proceeds from issuance of Class E Preferred Units			17,898,975
Cash distributions to partners	(43,107,141)	(36,658,452)	(38,122,989)
Net cash provided by financing activities	182,800,447	17,922,358	4,631,617
Net increase (decrease) in cash and cash equivalents	26,175,253	(2,514,033)	6,181,014
Cash and cash equivalents:
Beginning of year	13,028,474	15,542,507	9,361,493
End of year	39,203,727	13,028,474	15,542,507
Supplemental cash flow information
Cash paid for interest	29,025,490	20,983,000	27,771,260
Supplemental disclosure of noncash activity
Accrued distributions payable to partners	13,029,927	11,339,775	3,650,000
Write-off of straight-line rent receivable, net	7,093,438	3,367,164
Write-off of in-place lease intangibles, net	35,536	1,392,034
Write-off of deferred financing costs, net	3,806,513	1,235,969
Write-off debt discount		202,307
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES | Class E Preferred Units
Financing activities
Payment for redemption of preferred units		(92,001,451)
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES | Class F Preferred Units
Financing activities
Payment for redemption of preferred units		$ (23,602,649)